Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended		14 Months Ended	18 Months Ended	20 Months Ended	24 Months Ended	26 Months Ended	30 Months Ended	32 Months Ended	36 Months Ended	38 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	50 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended	62 Months Ended	66 Months Ended	68 Months Ended	72 Months Ended	74 Months Ended	78 Months Ended	80 Months Ended	84 Months Ended	86 Months Ended	90 Months Ended	92 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Feb. 26, 2025	May 14, 2018	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2025	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2016	Jun. 30, 2019	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2017	Jun. 30, 2020	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2019	Jun. 30, 2022	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2020	Jun. 30, 2023	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2021	Jun. 30, 2024	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2022	Jun. 30, 2025	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025
C000125197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									First Trust BuyWrite Income ETF
Accumulated Value			$ 10,000			$ 10,239				$ 11,219		$ 11,670		$ 12,781		$ 12,708		$ 11,615		$ 13,109		$ 13,642		$ 11,891		$ 12,749		$ 14,050		$ 14,442		$ 13,631		$ 13,878		$ 15,652		$ 16,652	$ 18,289	$ 19,812	$ 20,381	$ 21,993
C000125204 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									First Trust Nasdaq BuyWrite Income ETF
Accumulated Value			10,000			10,136				10,966		11,395		12,358		12,205		11,249		12,489		12,761		11,578		11,937		12,886		13,129		12,481		11,935		13,938		14,845	16,152	17,501	17,488	19,694
C000200399 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									First Trust Dorsey Wright DALI Equity ETF
Accumulated Value		$ 10,000		$ 10,009			$ 8,557				$ 10,256		$ 10,636		$ 8,815		$ 11,139		$ 13,025		$ 13,625		$ 12,999		$ 12,493		$ 13,566		$ 11,465		$ 12,806		$ 13,760		$ 14,111		$ 15,376
C000257781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									First Trust Small Cap BuyWrite Income ETF
Accumulated Value	$ 10,000				$ 9,688			$ 10,333
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500® Index
Accumulated Value		10,000	10,000	9,984		10,384	9,300			11,196	11,024	12,242	12,228	13,640	11,851	14,001	14,477	13,042	16,685	15,460	18,633	17,148	14,914	16,620	15,259	20,303	17,836	23,399	19,270	26,130	22,216	20,915	24,091	21,398	25,585	25,012	28,398	27,023	31,155	33,784	35,879	39,827
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,074			10,241				10,867		11,133		11,817		11,969		11,777		11,784		10,565		10,252		10,466		10,818		10,741		10,953		11,393		11,753
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000® Index
Accumulated Value	10,000				10,450			11,576
Cboe S And P 500 BuyWrite Monthly Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Cboe S&P 500® BuyWrite Monthly Index
Accumulated Value			10,000			10,243				10,706		11,478		12,098		12,313		11,521		12,705		13,328		11,314		12,962		14,401		15,615		14,023		13,840		15,289		15,475	16,651	18,591	18,359	20,248
Cboe Nasdaq 100 BuyWriteTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Cboe Nasdaq-100 BuyWriteTM Index
Accumulated Value			10,000			9,874				10,581		11,595		12,584		13,099		12,373		13,775		14,735		13,763		15,770		16,551		17,436		14,749		14,140		16,863		17,491	19,018	21,678	20,865	23,383
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Nasdaq-100 Index®
Accumulated Value			$ 10,000			$ 9,683				$ 10,728		$ 12,528		$ 14,267		$ 15,786		$ 14,272		$ 17,391		$ 19,904		$ 23,266		$ 29,631		$ 33,584		$ 37,782		$ 26,742		$ 25,549		$ 35,603		$ 39,633	$ 46,557	$ 49,890	$ 54,056	$ 60,377
Nasdaq Dorsey Wright DALI EquityTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Nasdaq Dorsey Wright DALI Equity™ Index
Accumulated Value		$ 10,000		$ 10,010			$ 8,572				$ 10,286		$ 10,685		$ 8,858		$ 11,214		$ 13,134		$ 13,765		$ 13,161		$ 12,676		$ 13,788		$ 11,697		$ 13,097		$ 14,090		$ 14,460		$ 15,783
Cboe Russell 2000 BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Cboe Russell 2000 BuyWrite Index
Accumulated Value	10,000				9,663			10,582
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000® Index
Accumulated Value	$ 10,000				$ 10,062			$ 11,557